Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jul. 31, 2025
Titan Pharmaceuticals Inc [Member]
Net Loss Per Share

4.	Net Loss Per Share

The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of common shares outstanding used for the calculation of diluted net loss per common share. These are excluded from the calculation due to their anti-dilutive effect:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2025	2024	2025	2024
Weighted-average anti-dilutive common shares resulting from options	68	93	76	93
Weighted-average anti-dilutive common shares resulting from convertible note	-	-	-	8
Weighted-average anti-dilutive common shares resulting from convertible preferred	869	380	951	355
Weighted-average anti-dilutive common shares resulting from warrants	428	476	428	476
	1,365	949	1,455	932

TALENTEC SDN. BHD. [Member]
Net Loss Per Share

13.	NET EARNING PER SHARE

The following table sets forth the basic and diluted net earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	As of July 31,
	2024	2025
Numerator:
Net income	$153,227	$209,911

Denominator:
Weighted average number of ordinary shares	501,312	580,000

Net earnings per share
-Basic and diluted	$0.31	$0.36